10-Q STOCK-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Schedule of Performance Shares
The performance vesting based on the Company share price were valued using a path-dependent model with the following inputs:

	January 4, 2021	June 8, 2021	July 12, 2021	August 30, 2021
Total shares granted	1,055,000	60,000	25,000	30,000
Performance condition valuation inputs:
Performance condition shares	527,500	30,000	12,500	15,000
Stock price at grant date	$1.10	$3.51	$3.17	$3.04
Market condition valuation inputs:
Market condition shares	527,500	30,000	12,500	15,000
Beginning stock price	$1.10	$3.51	$3.17	$3.04
Volatility	77%	93%	93%	95%
Risk-free rate	0.36%	0.79%	0.71%	0.65%
Number of iterations	100,000	100,000	100,000	100,000
Fair value per share	$0.41	$2.71	$2.38	$2.26
Term (in years)	3.2	1.7	1.8	1.8
The performance vesting based on the Company share price were valued using a path-dependent model with the following inputs:

	January 4, 2021	June 8, 2021	July 12, 2021	August 30, 2021	March 28, 2022
Total shares granted	1,055,000	60,000	25,000	30,000	40,000
Performance condition valuation inputs:
Performance condition shares	527,500	30,000	12,500	15,000	20,000
Stock price at grant date	$1.10	$3.51	$3.17	$3.04	$1.68
Market condition valuation inputs:
Market condition shares	527,500	30,000	12,500	15,000	20,000
Beginning stock price	$1.10	$3.51	$3.17	$3.04	$1.68
Volatility	77%	93%	93%	95%	95%
Risk-free rate	0.36%	0.79%	0.71%	0.65%	2.51%
Number of iterations	100,000	100,000	100,000	100,000	100,000
Fair value per share	$0.41	$2.71	$2.38	$2.26	$0.91
Term (in years)	3.2	1.7	1.8	1.8	2.2